Fair value measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Carrying Amount [Member]
Disclosure of financial liabilities [line items]
Financial assets	$ 23,594	$ 26,413
Financial liabilities	3,752,250	3,274,763
Carrying Amount [Member] | Short Term Borrowings And Long Term Debt [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	3,752,113	3,274,235
Carrying Amount [Member] | Derivative Instruments Liabilities [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	137	528
Carrying Amount [Member] | Available For Sale Securities [Member]
Disclosure of financial liabilities [line items]
Financial assets	55	76
Carrying Amount [Member] | Derivative Instruments Assets [Member]
Disclosure of financial liabilities [line items]
Financial assets	23,539	26,337
Estimated Fair Value [Member]
Disclosure of financial liabilities [line items]
Financial assets	23,594	26,413
Financial liabilities	3,587,978	3,241,768
Estimated Fair Value [Member] | Short Term Borrowings And Long Term Debt [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	3,587,841	3,241,240
Estimated Fair Value [Member] | Derivative Instruments Liabilities [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	137	528
Estimated Fair Value [Member] | Available For Sale Securities [Member]
Disclosure of financial liabilities [line items]
Financial assets	55	76
Estimated Fair Value [Member] | Derivative Instruments Assets [Member]
Disclosure of financial liabilities [line items]
Financial assets	$ 23,539	$ 26,337